Victory Funds

Victory Munder Multi-Cap Fund

Supplement dated June 10, 2022

to the Summary Prospectus dated November 1, 2021 (“Summary Prospectus”)

Effective September 30, 2022, Tony Dong plans to retire after 39 years in the investment industry, the last 34 years with Munder Capital Management (“Munder”). Munder is a Victory Capital Management Inc. franchise. At that time, Robert Crosby will become Chief Investment Officer for the Munder team that manages the mid-cap core growth and multi-cap strategies. The following changes will be effective September 30, 2022.

1.	All references to Tony Y. Dong are hereby removed from the Summary Prospectus.

2.	The following replaces the section titled “Management of the Fund – Portfolio Managers” found on page 6 of the Summary Prospectus.

Portfolio Managers

	Title	Tenure with the Fund
Robert E. Crosby, CFA	Chief Investment Officer	Since 2019
Michael P. Gura, CFA	Senior Portfolio Manager	Since 2010

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.